Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Equity	$ 18,467	$ 9,385	$ 11,106	$ 11,067
Cumulative translation adjustments
Equity	85		72
Additional paid-in capital
Equity	283	283	283
Convertible borrowings - equity component
Equity	$ 38	$ 38	$ 38